CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Condensed financial statement of parent company
Interest income	$ 21,652,794	$ 23,727,911
Interest expense	(4,468,010)	(6,452,502)
Income before income taxes	6,109,535	2,330,110
Income tax benefit	(2,045,034)	(435,082)
Net income	4,064,501	1,895,028
Comprehensive income	3,968,431	2,572,435
First Clover Leaf Financial Corp.
Condensed financial statement of parent company
Interest income	14,245	38,108
Interest expense	(97,914)	(116,115)
Other income		4
Other expenses	(420,211)	(393,932)
Income before income taxes	(503,880)	(471,935)
Income tax benefit	191,544	179,600
Loss before equity in undistributed net income of subsidiary	(312,336)	(292,335)
Equity in undistributed net income of subsidiary	4,376,837	2,187,363
Net income	4,064,501	1,895,028
Comprehensive income	$ 3,968,431	$ 2,572,435